MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	12/01/11-12/31/11
Determination Date	1/9/2012
Distribution Date	1/17/2012

Pool Balance

1 . Pool Balance on the close of the last day of the preceding Collection Period			$416,485,439.15
2 . Collections allocable to Principal			$14,083,999.85
3 . Purchase Amount allocable to Principal			$0.00
4 . Defaulted Receivables			$704,869.01

5 . Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$401,696,570.29

6 . Total number of Receivables outstanding on the close of the last day of the related Collection Period			32,154

7 . Initial Pool Balance			$650,000,011.40

	Beginning of Period	End of Period
8 . Note Balances

a. Class A-1 Note Balance	$0.00		$0.00
b. Class A-2 Note Balance	$92,238,157.56		$77,671,121.74
c. Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
d. Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
e. Class B Note Balance	$16,900,000.00		$16,900,000.00
f. Class C Note Balance	$17,225,000.00		$17,225,000.00
g. Class D Note Balance	$8,125,000.00		$8,125,000.00

h. Note Balance (sum a - g)	$410,238,157.56		$395,671,121.74

9 . Pool Factors

a. Class A-1 Note Pool Factor	0.0000000		0.0000000
b. Class A-2 Note Pool Factor	0.4566245		0.3845105
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.6311356		0.6087248

10 . Overcollateralization Target Amount			$6,025,448.55
11 . Current overcollateralization amount (Pool Balance - Note Balance)			$6,025,448.55

12 . Weighted Average Coupon		%	9.00%
13 . Weighted Average Original Term		months	65.37
14 . Weighted Average Remaining Term		months	46.77

Collections

15 . Finance Charges:
a. Collections allocable to Finance Charge			$3,231,346.43
b. Liquidation Proceeds allocable to Finance Charge			$185.00
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$3,231,531.43

16 . Principal:
a. Collections allocable to Principal			$14,083,999.85
b. Liquidation Proceeds allocable to Principal			$272,533.19
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$14,356,533.04

17 . Total Finance Charge and Principal Collections (15d+16d)			$17,588,064.47
18 . Interest Income from Collection Account			$1,127.57
19 . Simple Interest Advances			$0.00

20 . Available Collections (Ln17+18+19)			$17,589,192.04

Available Funds

21 . Available Collections	$17,589,192.04
22 . Reserve Account Draw Amount	$0.00

23 . Available Funds	$17,589,192.04

Application of Available Funds

24 . Servicing Fee
a. Monthly Servicing Fee	$347,071.20
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$347,071.20

d. Shortfall Amount (a + b - c)	$0.00

25 . Unreimbursed Servicer Advances	$0.00

26 . Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$2,603.03
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$2,603.03

e. Shortfall Amount (a + b + c - d)	$0.00

27 . Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$57,648.85
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$57,648.85

i. Class A-3 Monthly Interest	$137,775.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$137,775.00

m. Class A-4 Monthly Interest	$127,781.25
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$127,781.25

28 . Priority Principal Distributable Amount	$0.00

29 . Class B Noteholder Interest Amount
a. Class B Monthly Interest	$28,166.67
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$28,166.67

30 . Secondary Principal Distributable Amount	$0.00

31 . Class C Noteholder Interest Amount
a. Class C Monthly Interest	$37,177.29
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$37,177.29

32 . Tertiary Principal Distributable Amount	$416,587.27

33 . Class D Noteholder Interest Amount
a. Class D Monthly Interest	$24,239.58
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$24,239.58

34 . Quaternary Principal Distributable Amount	$8,125,000.00

35 . Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$9,304,050.14

36 . Reserve Account Deficiency	$0.00

37 . Regular Principal Distributable Amount	$6,025,448.55

38 . Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39 . Additional Servicing Fees, if any	$0.00

40 . Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41 . Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,231,531.43
b. Total Daily Deposits of Principal Collections	$14,356,533.04
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,127.57

e. Total Deposits to Collection Account (sum a - d)	$17,589,192.04

42 . Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$347,071.20
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,603.03
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,979,824.46
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,259,693.35

f. Total Withdrawals from Collection Account (sum a - e)	$17,589,192.04

Note Payment Account Activity

43 . Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$57,648.85
c. Class A-3 Interest Distribution	$137,775.00
d. Class A-4 Interest Distribution	$127,781.25
e. Class B Interest Distribution	$28,166.67
f. Class C Interest Distribution	$37,177.29
g. Class D Interest Distribution	$24,239.58

h. Class A-1 Principal Distribution	$0.00
i. Class A-2 Principal Distribution	$14,567,035.82
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$14,979,824.46

44 . Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$14,624,684.67
c. Class A-3 Distribution	$137,775.00
d. Class A-4 Distribution	$127,781.25
e. Class B Distribution	$28,166.67
f. Class C Distribution	$37,177.29
g. Class D Distribution	$24,239.58

h. Total Withdrawals from Note Payment Account (sum a - g)	$14,979,824.46

Certificate Payment Account Activity

45 . Deposits
a. Excess Collections	$2,259,693.35
b. Reserve Account surplus (Ln 55)	$117.37

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,259,810.72

46 . Withdrawals
a. Certificateholder Distribution	$2,259,810.72

b. Total Withdrawals from Certificate Payment Account	$2,259,810.72

Required Reserve Account Amount

47 . Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$395,671,121.74

48 . Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49 . Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50 . Investment Earnings	$117.37
51 . Reserve Account Draw Amount	$0.00

52 . Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,117.37
53 . Deposit from Available Funds (Ln 42d)	$0.00
54 . If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55 . Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$117.37

56 . Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57 . Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58 . Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59 . Amount to be paid to Servicer from the Collection Account	$347,071.20
60 . Amount to be paid to Backup Servicer from the Collection Account	$2,603.03
61 . Amount to be deposited from the Collection Account into the Note Payment Account	$14,979,824.46
62 . Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,259,693.35
63 . Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64 . Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$117.37
65 . Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66 . Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$14,624,684.67
67 . Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$137,775.00
68 . Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$127,781.25
69 . Amount to be paid to Class B Noteholders from the Note Payment Account	$28,166.67
70 . Amount to be paid to Class C Noteholders from the Note Payment Account	$37,177.29
71 . Amount to be paid to Class D Noteholders from the Note Payment Account	$24,239.58
72 . Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,259,810.72

Net Loss and Delinquency Activity

73 . Net Losses with respect to preceding Collection Period		$432,150.82
74 . Cumulative Net Losses		$3,552,612.25
75 . Cumulative Net Loss Percentage		0.5466%

	Number of Loans	Principal Balance

76 . Delinquency Analysis
a. 31 to 60 days past due	646	$7,890,827.83
b. 61 to 90 days past due	172	$2,133,024.54
c. 91 or more days past due	85	$720,664.25

d. Total Past Due (sum a-c)	903	10,744,516.62

Servicer Covenant

77 . CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78 . Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer